Payments, by Government - 12 months ended Jul. 31, 2025 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 1,352,666	$ 3,442,143	$ 4,794,809
UNITED STATES
Total	1,352,666	3,442,143	4,794,809
UNITED STATES | Bureau of Land Managment [Member]
Total		2,274,781	2,274,781
UNITED STATES | Office of State Lands and Investments [Member]
Total		202,571	202,571
UNITED STATES | Department of Environmental Quality [Member]
Total		611,577	611,577
UNITED STATES | Johnson County Clerk [Member]
Total		71	71
UNITED STATES | Johnson County Treasurer [Member]
Total	386,008		386,008
UNITED STATES | Natrona County Treasurer [Member]
Total	131,517		131,517
UNITED STATES | Natrona County Clerk [Member]
Total		4,168	4,168
UNITED STATES | Wyoming Department of Revenue [Member]
Total	$ 835,141		835,141
UNITED STATES | Texas Commission on Environmental Quality [Member]
Total		$ 348,975	$ 348,975